CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Feb. 29, 2024 CNY (¥)	Feb. 29, 2024 USD ($)	Feb. 28, 2023 CNY (¥)
Current assets
Cash and cash equivalents	¥ 180,198	$ 25,035	¥ 175,696
Accounts receivable, net of allowance for credit losses of RMB215 and nil as of February 28, 2023 and February 29, 2024	3,249	451	887
Other receivables, deposits and other assets, net of allowance for credit losses of RMB5,852 and RMB4,755 as of February 28, 2023 and February 29, 2024, respectively	15,026	2,088	7,306
Amount due from related parties, net of allowance for credit losses of RMB971 and RMB nil as of February 28, 2023 and February 29, 2024, respectively	8,264	1,148	11,127
Short-term investments	18,929	2,630	24,332
Short-term investments under fair value	82,791	11,502	156,639
Long-term investment under fair value - current	14,122	1,962	135,201
Total current assets	322,579	44,816	511,188
Non-current assets
Restricted cash	122,048	16,957	1,362
Property and equipment, net	66,069	9,179	13,979
Operating lease right-of-use assets	27,235	3,784	29,379
Intangible assets, net	1,858	258	2,476
Goodwill	1,125	156
Deferred tax assets			601
Long-term investments, net	36,000	5,002	27,500
Long-term investment under fair value - non-current	94,817	13,173	13,583
Other non-current assets	2,429	337	972
Total non-current assets	351,581	48,846	89,852
TOTAL ASSETS	674,160	93,662	601,040
Current liabilities
Amounts due to related parties	3,384	470	867
Accrued expenses and other current liabilities	66,040	9,175	59,542
Operating lease liabilities - current	1,183	164	2,531
Income tax payable	18,189	2,527	17,171
Deferred revenue	18,023	2,504	7,269
Total current liabilities	106,819	14,840	87,380
Non-current liabilities
Deferred tax liabilities			575
Long-term borrowings	40,000	5,557
Operating lease liabilities - non-current	1,197	166	1,195
Total non-current liabilities	41,197	5,723	1,770
TOTAL LIABILITIES	148,016	20,563	89,150
Commitments and contingencies
EQUITY
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized, 21,189,215 and 21,163,416 shares issued and outstanding as of February 28, 2023 and February 29, 2024, respectively)	14	2	14
Additional paid-in capital	783,313	108,828	780,191
Treasury shares (2,912,768 and 2,938,567 shares as of February 28, 2023 and February 29, 2024, respectively)	(56,090)	(7,793)	(55,931)
Accumulated deficit	(277,339)	(38,531)	(282,300)
Accumulated other comprehensive income	25,105	3,488	15,758
Shareholders’ equity	475,003	65,994	457,732
Non-controlling interests	51,141	7,105	54,158
Total equity	526,144	73,099	511,890
TOTAL LIABILITIES AND EQUITY	¥ 674,160	$ 93,662	¥ 601,040